Consolidated Statements of Stockholder's Equity - USD ($) $ in Millions	Common stock	Additional paid-in capital	Retained earnings (accumulated deficit) Effects of implementation of accounting change	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Noncontrolling interest	Effects of implementation of accounting change	Total
Balances (ASU 2016-13 - CECL) at Dec. 31, 2019			$ (6.7)
Balances at Dec. 31, 2019	$ 2.5	$ 6,331.5		$ 2,410.8	$ 2,620.7	$ 23.2		$ 11,388.7
Increase (decrease) in stockholder's equity
Capital distributions to parent		(14.1)						(14.1)
Stock-based compensation		26.8		(2.4)				24.4
Dividends to parent				(650.0)				(650.0)
Distributions to noncontrolling interest						(33.4)		(33.4)
Contributions from noncontrolling interest						6.0		6.0
Net income (loss)				1,048.0		19.4		1,067.4
Other comprehensive income (loss)					1,366.2			1,366.2
Balances (ASU 2016-13 - CECL) at Dec. 31, 2020			$ (6.7)				$ (6.7)
Balances at Dec. 31, 2020	2.5	6,344.2		2,799.7	3,986.9	15.2		13,148.5
Increase (decrease) in stockholder's equity
Capital distributions to parent		(16.3)						(16.3)
Stock-based compensation		27.6		(2.4)		0.1		25.3
Dividends to parent				(1,250.0)				(1,250.0)
Distributions to noncontrolling interest						(27.5)		(27.5)
Contributions from noncontrolling interest						7.4		7.4
Purchase of subsidiary shares from noncontrolling interest		(14.9)				(1.7)		(16.6)
Net liabilities transferred to affiliate due to change in benefit plan sponsorship		0.3			2.0			2.3
Net income (loss)				1,429.3		24.3		1,453.6
Other comprehensive income (loss)					(618.0)			(618.0)
Balances at Dec. 31, 2021	2.5	6,340.9		2,976.6	3,370.9	17.8		12,708.7
Increase (decrease) in stockholder's equity
Capital distributions to parent		(30.3)						(30.3)
Stock-based compensation		24.8		(2.7)				22.1
Dividends to parent				(1,425.0)				(1,425.0)
Distributions to noncontrolling interest						(81.1)		(81.1)
Contributions from noncontrolling interest						7.3		7.3
Purchase of subsidiary shares from noncontrolling interest		(4.3)				(2.4)		(6.7)
Adjustments for reinsurance					131.8			131.8
Net income (loss)				4,661.0		62.2		4,723.2
Other comprehensive income (loss)					(8,870.3)			(8,870.3)
Balances at Dec. 31, 2022	$ 2.5	$ 6,331.1		$ 6,209.9	$ (5,367.6)	$ 3.8		$ 7,179.7